Income Taxes (Tax effects of temporary differences, give rise to deferred tax assets) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred tax assets - current:
Provision of allowance for doubtful accounts	$ 720,000	4,361,000		5,312,000
Accrued payroll and expense	3,043,000	18,418,000		12,192,000
Total current deferred tax assets	3,763,000	22,779,000		17,504,000
Deferred tax assets - non-current:
Net operating loss carryforward	920,000	5,569,000		1,743,000
Less: valuation allowance	(920,000)	(5,569,000)	(288,000)	(1,743,000)	(750,000)	(1,856,000)
Total non-current deferred tax assets, net	0	0		0
Net operating loss carryforward	3,700,000	22,300,000
Net operating tax loss carryforward, expire in 2014		4,000,000
Net operating tax loss carryforward, expire in 2016		1,000,000
Net operating tax loss carryforward, expire in 2017		5,900,000
Net operating tax loss carryforward, expire in 2018		11,400,000